UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011
                                              -----------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
         Colorado Springs, CO 80903
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1080
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille            Colorado Springs, CO             05/16/11
-----------------------------   ----------------------------   -----------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


No.      Form 13F File Number          Name

01       28-12572                      Tradewinds Global Investors, LLC
02       28-05723                      Metropolitan West Capital Management, LLC
03       28-01880                      Anchor Capital Advisors, INC
04       28-10477                      Riversource Investments, LLC
05       28-06213                      Eagle Global Advisors, LLC
06       28-04981                      Goldman Sachs Group, Inc.
07       28-01204                      Wentworth Hauser & Violich, Inc.
08       28-05792                      Kayne Anderson Rudnick Investment
                                         Management
09       28-10562                      AllianceBernstein L.P.
10       28-13577                      Riverfront Investment Group, LLC
11       28-05973                      Wedgewood Partners, Inc.
12       28-01474                      NWQ Investment Management Co, LLC
13                                       Macquarie Allegiance Capital
14       28-03477                      Madison Investment Advisors Inc
15                                       Cincinnati Asset Mgmnt Inc
16       28-06462                      Chartwell Investment Partners
17       28-11396                      Royal Bank of Canada

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       13
                                         ---------------
Form 13F Information Table Entry Total:  42
                                         ---------------
Form 13F Information Table Value Total:  14,928
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             SHARES     SH/    CALL/  INVSTMT                    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP         VALUE  PRN AMT    PRN    PUT    DSCRETN   OTHER MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              CS  88579y101       234    2500       SH            Sole                                    2500
3M COMPANY                         CS  88579y101         9     100       SH            Sole                                     100
ACCENTURE PLC IRELAND SHS C        CS  g1151c101       357    6500       SH            Sole                                    6500
                                                         2      32       SH            Defined   10                              32
AMERICAN EXPRESS COMPANY           CS  25816109        316    7000       SH            Sole                                    7000
                                                         9     205       SH            Defined   11                             205
APACHE CORP                        CS  37411105        524    4000       SH            Sole                                    4000
AT&T INC                           CS  00206r102       390   12756       SH            Sole                                   12756
BERKSHIRE HATHAWAY INC-DEL CL      CS  84670108        251       2       SH            Sole                                       2
CHEVRON CORPORATION                CS  166764100       559    5200       SH            Sole                                    5200
                                                         3      32       SH            Defined   10                              32
CONOCOPHILLIPS                     CS  20825c104       319    4000       SH            Sole                                    4000
                                                         5      65       SH            Defined    2                              65
EXXON MOBIL CORP                   CS  30231g102       724    8600       SH            Sole                                    8600
                                                         4      43       SH            Defined   10                              43
FEDEX CORP                         CS  31428x106       215    2300       SH            Sole                                    2300
GENERAL ELECTRIC CO                CS  369604103       245   12200       SH            Sole                                   12200
GENERAL MILLS INC                  CS  370334104       395   10800       SH            Sole                                   10800
INTEL CORP                         CS  458140100       257   12745       SH            Sole                                   12745
INTERNATIONAL BUSINESS MACHINE     CS  459200101       342    2100       SH            Sole                                    2100
                                                         6      37       SH            Defined    2                              37
                                                         2      12       SH            Defined   10                              12
ISHARES TRUST MSCI EAFE INDEX      CS  464287465      1950   32453       SH            Sole                                   32453
ISHARES TRUST MSCI EMERGING MA     CS  464287234      1494   30700       SH            Sole                                   30700
                                                         4      74       SH            Defined   10                              74
ISHARES TRUST RUSSELL 2000 GRO     CS  464287648       718    7531       SH            Sole                                    7531
ISHARES TRUST RUSSELL 2000 VAL     CS  464287630       655    8690       SH            Sole                                    8690
JOHNSON & JOHNSON                  CS  478160104       326    5500       SH            Sole                                    5500
JPMORGAN CHASE & CO                CS  46625h100       198    4300       SH            Sole                                    4300
                                                         5     100       SH            Defined    2                             100
KELLOGG CO                         CS  487836108       238    4400       SH            Sole                                    4400
KIMBERLY CLARK CORP                CS  494368103       228    3500       SH            Sole                                    3500
MCDONALDS CORP                     CS  580135101       344    4525       SH            Sole                                    4525
PEPSICO INC                        CS  713448108       348    5400       SH            Sole                                    5400
PITNEY BOWES INC                   CS  724479100       886   34500       SH            Sole                                   34500
PROCTER & GAMBLE CO                CS  742718109       400    6500       SH            Sole                                    6500
SPDR S&P 500 ETF TR UNIT SER I     CS  78462f103      1154    8700       SH            Sole                                    8700
TEXAS INSTRUMENTS INC              CS  882508104       273    7900       SH            Sole                                    7900
                                                         4     110       SH            Defined    2                             110
UNITED TECHNOLOGIES CORP           CS  913017109       254    3000       SH            Sole                                    3000
                                                         2      21       SH            Defined   10                              21
WELLS FARGO & CO                   CS  949746101       279    8800       SH            Sole                                    8800